August 6, 2025
Summary prospectus
John Hancock Disciplined Value Select ETF
Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at www.jhinvestments.com/prospectuses. You can also get this information at no cost by calling 800-225-6020 or by sending an email request to info@jhinvestments.com. The fund’s prospectus and Statement of Additional Information, both dated August 1, 2025, as may be supplemented, are incorporated by reference into this summary prospectus.
NYSE Arca:
JDVL
Investment objective

To seek long-term capital growth.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.52
Other expenses	1.48 [1]
Total annual fund operating expenses	2.00
Contractual expense reimbursement	-1.44 [2]
Total annual fund operating expenses after expense reimbursements	0.56
1
“Other expenses” have been estimated for the fund’s first year of operations.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.56% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
1 year	57
3 years	488

John Hancock Disciplined Value Select ETF
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of the fund’s prospectus, there is no portfolio turnover to report.
Principal investment strategies

The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities of issuers with a market capitalization within the range of the Russell 1000 Value Index and identified by the manager as having value characteristics. Equity and equity-related securities for purposes of this policy include common stocks, real estate investment trusts, American depositary receipts, over-the-counter securities, and partnerships. The manager examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as a continuous study of trends in industries or companies, return-on-equity and earnings growth and cash flow.
The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow.
The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The fund also may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities.
Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion or all of creations and redemptions for cash, rather than in-kind securities.
The fund is non-diversified, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.
Active trading market risk. Active trading markets for fund shares may not be developed or maintained by market makers or authorized participants. Market makers are not obligated to make a market in the fund’s shares or to submit purchase or redemption orders for creation units. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation/redemption activities in times of market stress could lead to wider bid-ask spreads and variances in the market of fund shares.
Authorized participant concentration risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting. To the extent that the fund’s limited number of intermediaries that act as authorized participants exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, there may be a significantly diminished trading market for fund shares.
Cash transactions risk. Under certain circumstances, the fund intends to effect some or all of its creation and redemption transactions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that effects all of its creation and redemption transactions in-kind. In order to obtain the cash needed to distribute redemption proceeds, the fund may be required to sell portfolio securities which may cause the fund to recognize capital gains or losses and incur higher brokerage costs. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the fund’s NAV could be negatively impacted.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ETF trading risk. The market price of shares may include a bid-ask spread (the difference between the prices at which investors are willing to buy and sell shares), which may vary over time and may increase for various reasons, including decreased trading volume or reduced market liquidity.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
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John Hancock Disciplined Value Select ETF
Investing in developed countries risk. The fund’s investment in a developed country issuer may subject the fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Premium/discount risk. The NAV of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Given the nature of the relevant markets for certain of the fund’s securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings. While the creation/redemption feature is designed to make it more likely that the fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons, supply and demand imbalances and other factors.
Trading issues risk. Trading in shares on NYSE Arca, Inc. (NYSE Arca) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.
Value investment style risk. Value securities may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.
Past performance

This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Boston Partners Global Investors, Inc.
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
David Cohen, CFA	Joshua White, CFA
Portfolio Manager Managed the fund since inception	Portfolio Manager Managed the fund since inception
Purchase and sale of fund shares

The fund will issue and redeem shares at NAV only with authorized participants and only in a large specified number of shares, each called a “creation unit,” or multiples thereof, in exchange for the deposit or delivery of a basket of securities and/or cash. Except when aggregated in creation units, the shares are not redeemable securities of the fund.
Individual shares of the fund may be purchased and sold only in secondary market transactions through brokers or financial intermediaries. Shares of the fund are listed and traded on the NYSE Arca. Because shares trade at market prices rather than NAV, shares of the fund may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (bid-ask spread).
Recent information, including information about the fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the fund’s website at jhinvestments.com/etf.
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John Hancock Disciplined Value Select ETF
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

The advisor and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of the fund shares and related services. These payments may create a conflict of interest by influencing your broker-dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

© 2025 John Hancock Exchange-Traded Fund Trust
200 Berkeley Street Boston, MA, 02116
800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
SEC file number: 811-22733
9910SP 8/6/25